Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred revenue, primarily for games				¥ 90,311	¥ 37,981
Accrued expenses and other payables				25,984	24,423
Advertising expenses in excess of deduction limit				312	6,378
Net operating tax loss carry forwards				176,439	88,100
Others				909	382
Total deferred tax assets				293,955	157,264
Less: valuation allowance	¥ (157,264)	¥ (183,091)	¥ (72,242)	(293,955)	(157,264)
Net deferred tax assets				¥ 0	¥ 0
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period	(157,264)	(183,091)	(72,242)
Re-measurement due to applicable preferential tax rate for HNTE	22,502	23,074
Addition	(159,690)	(962)	(111,637)
Expiration of loss carry forward and impact of disposal of subsidiaries	497	3,715	788
Balance at the end of the period	¥ (293,955)	¥ (157,264)	¥ (183,091)